ADVANCE FROM CUSTOMERS, DEFERRED REVENUE AND DEFERRED INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current:
Advance from customers	$ 1,078	$ 857
Reimbursements to expenses incurred from Deutsche Bank Trust Company Americas	0	173
Deferred revenue for SI service contracts with remaining PCS period within one year	315	16
Unconsumed virtual currency balance estimated to be consumed within one year	133	336
Deferred revenue-current	1,526	1,382
Non-current:
Deferred revenue for SI service contracts with remaining PCS period longer than one year	9	6
Unconsumed virtual currency balance estimated to be consumed longer than one year	239	119
Deferred revenue-noncurrent	248	125
Total	$ 1,774	$ 1,507